Asset Acquisitions (Details Narrative) - CAD ($)	May 07, 2020	Dec. 07, 2020	Aug. 31, 2020
Statement [Line Items]
Cash	$ 240
Altum Pharmaceuticals Inc. [Member] | First Phase 3 trial [Member]
Statement [Line Items]
Shares issued as purchase consideration, shares			18,217,239
Stock options issued, shares			856,880
Stock warrant issued, shares			252,595
Blife Therapeutics Inc. [Member]
Statement [Line Items]
Ownership interest	100.00%
Cash	$ 1
Nutraneeds LLC [Member]
Statement [Line Items]
Shares issued as purchase consideration, shares		13,333,333